Housing Loans to Employees (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
HOUSING LOANS TO EMPLOYEES [Abstract]
Other Non-current Assets - Housing loans to employees	$ 279	$ 374
Prepaid Expenses and Other Current Assets - Housing loans to employees	182	124
Total housing loans to employees	$ 461	$ 498